COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2019
COMMITMENTS AND CONTINGENCIES
NOTE 6 - COMMITMENTS AND CONTINGENCIES	There are no commitments and contingencies that exist at present, other than the legal disputes mentioned supra.